Debt and Warrant Liabilities - Schedule of debt (Details) - USD ($)	Mar. 31, 2025	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 28, 2023
Debt and Warrant Liabilities
Total Principal	$ 27,917,339		$ 49,994,106	$ 43,647,140
Accrued interest (compounded)			57,474,111	45,348,977
Total	28,787,160		107,468,217	88,996,117
Short-term debt	$ 11,085,709		107,468,217	88,996,117
John Redmond Notes
Debt and Warrant Liabilities
Effective Rate	12.00%
Total Principal			$ 22,096,055	$ 22,096,055
John Redmond Notes | Minimum
Debt and Warrant Liabilities
Effective Rate			12.00%	12.00%
John Redmond Notes | Maximum
Debt and Warrant Liabilities
Effective Rate			14.50%	14.50%
Seaport notes
Debt and Warrant Liabilities
Effective Rate	9.00%		12.00%	12.00%
Total Principal	$ 19,121,883		$ 17,612,166	$ 12,670,200
Accrued interest (compounded)				352,725	$ 500,853
Total			$ 14,701,451	$ 12,670,200
Catalytic notes
Debt and Warrant Liabilities
Effective Rate	12.00%		12.00%	12.00%
Total Principal	$ 0		$ 1,563,796	$ 1,563,796
Total		$ 2,409,490	$ 2,409,490	$ 2,221,321
Aegus bridge financing notes
Debt and Warrant Liabilities
Effective Rate	12.00%		12.00%	12.00%
Total Principal	$ 230,000		$ 248,487
Mars capital loan
Debt and Warrant Liabilities
Effective Rate			0.00%	0.00%
Total Principal			$ 1,175,000
Seed financing notes
Debt and Warrant Liabilities
Effective Rate	12.00%		12.00%	12.00%
Total Principal			$ 6,484,969	$ 6,503,456
Bay Point notes
Debt and Warrant Liabilities
Effective Rate	15.00%		15.00%	15.00%
Total Principal	$ 0		$ 813,633	$ 813,633
Total		$ 1,351,647	$ 1,351,647	$ 1,188,921